S000074757 [Member] Expense Example - iShares Paris-Aligned Climate Optimized MSCI USA ETF - iShares Paris-Aligned Climate Optimized MSCI USA ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128